Schedule of intangible asset amortisation rate (Details)	12 Months Ended
Jun. 30, 2023
Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Intangible asset amortisation rate	5.00%
Brand names [member]
IfrsStatementLineItems [Line Items]
Intangible asset amortisation rate	10.00%
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible asset amortisation rate	16.67%